Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2021
Property and Equipment, net
Schedule of property and equipment, net

	As of December 31,
	2020	2021
	RMB	RMB
Electronic equipment	52,597	50,954
Software	37,763	38,972
Transportation equipment	4,241	4,237
Office equipment	8,021	7,267
Leasehold improvements	61,938	39,001
Total Property and Equipment	164,560	140,431
Accumulated depreciation	(91,533)	(99,112)
Total Property and Equipment, net	73,027	41,319